Liquidity, Capital Resources and Going Concern (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Sep. 30, 2025	Jul. 15, 2025	Feb. 25, 2025	Feb. 15, 2025
Liquidity Capital Resources And Going Concern
Accumulated deficit	$ 22,044,821		$ 332,119	$ 15,108,906
Working capital deficit	11,306,151			11,795,728
Cash	2,646,570		3,014	2,284,933
Gross proceeds	23,846			23,846
Transaction epenses							$ 308,000
Issued convertible promissory note					$ 5,000,000	$ 5,000,000
Net loss	6,935,915	$ 203,724	332,119	6,548,095
Net cash (used in) provided by operating activities	$ 5,407,342	$ (108,419)	$ (2,014)	$ 2,837,894